FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT
NOTE 4:-	FAIR VALUE MEASUREMENT

The Company measures its marketable securities, foreign currency derivative contracts and contingent considerations at fair value. Marketable securities are classified within Level 1 or Level 2 because they are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. Investments in ARS and liabilities with respect to contingent considerations are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.

The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2012 and 2011:

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debentures	$-	$17,847	$-	$17,847
ARS	-	-	1,230	1,230
Government debentures	-	4,302	-	4,302
Government sponsored enterprises	-	13,231	-	13,231
Money markets funds	12,492	-	-	12,492
Foreign currency derivatives	-	152	-	152

Total	$12,492	$35,532	$1,230	$49,254

Liabilities:
Contingent consideration	$-	$-	$6,750	$6,750

Total	$-	$-	$6,750	$6,750

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Corporate debentures	$-	$31,510	$-	$31,510
ARS	-	-	1,313	1,313
Government debentures	-	23,144	-	23,144
Government sponsored enterprises	-	7,011	-	7,011
Money markets funds	23,075	-	-	23,075
Foreign currency derivatives	-	1,100	-	1,100

Total	$23,075	$62,765	$1,313	$87,153

Liabilities:
Contingent consideration	$-	$-	$2,535	$2,535

Total	$-	$-	$2,535	$2,535

The estimated fair value of the Company's ARS holdings and collateralized debt obligations investment as of December 31, 2012 and 2011 were $1,230 and $1,313, respectively, which reflects cumulative impairment of $2,813 and $2,818, respectively, below their cost.

The table below presents the changes in Level 3 investments measured on a recurring basis:

	December 31,
	2012	2011

Balance at the beginning of the year	$1,313	$6,417
Changes in realized and unrealized gains and losses included in earnings	5	246
Sales (*)	(100)	(5,350)
Changes in unrealized gains included in Other comprehensive income	12	-

Balance at the end of the year	$1,230	$1,313

(*)
During 2012, the Company sold ARS with carrying amount of $95 for a total consideration of $100, which reflects a gain of $5. During 2011, the Company sold ARS with par value of $5,350 for a total consideration of $5,350, which reflects a gain of $42 over the carrying amount.

The table below presents the changes in Level 3 contingent consideration obligations measured on a recurring basis and related to business combinations of Primaeva Medical, Inc. (Primaeva) in October 2009 and THB in December 2010 and from RBT investment in May 2012:

	December 31,
	2012	2011

Fair value at the beginning of the year	$2,535	$11,365
Acquisition date fair value of contingent consideration related to additional investment in RBT (see note 1b5)	6,125	-
Changes in the fair value of contingent consideration, net (*)	(1,910)	(8,830)

Fair value at the end of the year	$6,750	$2,535

(*)
The fair value of the contingent consideration related to the acquisition of Primaeva was $0 for both years ended December 31, 2012 and 2011. The fair value was based on management's analysis, forecasts and estimates, regarding the probability that the revenues milestone will be achieved until December 31, 2012 and the Company will be required to pay the contingent consideration. The Company recorded in 2011, due to changes in fair value, an income in the amount of $8,956 in the statements of operations under "other expenses (income), net". On December 31, 2012, the revenues milestone was not achieved and no payments to Primaeva's former shareholders were due.

The fair value of the contingent consideration related to the acquisition of THB was approximately $0 and $2,535 for the years ended December 31, 2012 and 2011, respectively. The fair value was based on management's analysis, forecasts and estimates, regarding the probability that the revenues milestone will be achieved until May 31, 2013 and the Company will be required to pay the contingent consideration.   The Company recorded in 2012 and 2011, due to changes in fair value, an income in the amount of $2,535 and expenses of $126, respectively, in the statements of operations under other expenses (income), net.

The fair value of the contingent consideration related to the additional investment in RBT was $6,750 as of December 31, 2012. The Company recorded in 2012 due to changes in fair value, expenses of $625 in the statements of operations under other expenses (income), net.

Assets measured at fair value on a nonrecurring basis:

Level 3 assets measured on a nonrecurring basis at December 31, 2012 and 2011 consisted of intangible assets and investment in affiliated companies. As of December 31, 2012 and 2011, certain intangible assets were written down to their estimated fair values of $4,281 and $530, resulting in an impairment charge of $3,370 and $123, respectively which were included in other expenses (income), net in the Statement of operations. The fair value for such assets were calculated by a third party appraisal using the discounted cash flow which uses significant unobservable inputs which require significant management judgment due to the absence of quoted market prices or observable inputs for assets of a similar nature (see also Note 16 and Note 7).

During 2012, an investment in affiliated company with a carrying amount of $200 was written down to its estimated fair values of $0, resulting in an impairment charge of $200. During 2011, an investment in another affiliated company with a carrying amount of $9,387 was written down to its estimated fair value of $0, resulting in an impairment charge of $9,387 which was recorded in the statements of Operations under other expenses (income), net (see also Note 17).